UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-10065
Tax-Managed Small-Cap Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Small-Cap Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.9%

Security	Shares	Value

Aerospace & Defense — 3.2%

Alliant Techsystems, Inc.(1)	27,060	$2,155,329
Axsys Technologies, Inc.(1)	56,080	2,350,313

		$4,505,642

Capital Markets — 3.3%

Affiliated Managers Group, Inc.(1)	42,590	$2,421,241
Lazard, Ltd., Class A	82,650	2,256,345

		$4,677,586

Chemicals — 2.6%

Calgon Carbon Corp.(1)	103,470	$1,756,921
Terra Industries, Inc.	74,000	1,961,000

		$3,717,921

Commercial Banks — 1.8%

Cullen/Frost Bankers, Inc.	27,725	$1,305,570
Iberiabank Corp.	7,040	321,587
Wilmington Trust Corp.	63,580	922,546

		$2,549,703

Communications Equipment — 1.8%

Brocade Communications Systems, Inc.(1)	440,360	$2,545,281

		$2,545,281

Computers & Peripherals — 1.4%

Stratasys, Inc.(1)	209,045	$1,956,661

		$1,956,661

Construction & Engineering — 4.7%

Foster Wheeler AG(1)	105,230	$2,265,602
Granite Construction, Inc.	59,040	2,329,128
Perini Corp.(1)	119,260	2,063,198

		$6,657,928

Distributors — 1.5%

LKQ Corp.(1)	127,550	$2,165,799

		$2,165,799

Electrical Equipment — 0.9%

Energy Conversion Devices, Inc.(1)	69,590	$1,279,064

		$1,279,064

Electronic Equipment, Instruments & Components — 3.1%

FLIR Systems, Inc.(1)	93,960	$2,084,033
National Instruments Corp.	101,420	2,235,297

		$4,319,330

Energy Equipment & Services — 3.1%

CARBO Ceramics, Inc.	52,800	$1,621,488
NATCO Group, Inc., Class A(1)	117,635	2,830,298

		$4,451,786

Food Products — 3.2%

Corn Products International, Inc.	91,410	$2,184,699
Ralcorp Holdings, Inc.(1)	40,930	2,339,559

		$4,524,258

Health Care Equipment & Supplies — 5.2%

IDEXX Laboratories, Inc.(1)	60,030	$2,359,179
ResMed, Inc.(1)	31,965	1,229,054
West Pharmaceutical Services, Inc.	61,170	1,997,200
Wright Medical Group, Inc.(1)	133,260	1,832,325

		$7,417,758

Health Care Providers & Services — 1.8%

VCA Antech, Inc.(1)	101,420	$2,537,528

		$2,537,528

Hotels, Restaurants & Leisure — 3.0%

Jack in the Box, Inc.(1)	67,580	$1,661,792
Scientific Games Corp., Class A(1)	146,890	2,569,106

		$4,230,898

Household Durables — 0.5%

Mohawk Industries, Inc.(1)	13,590	$642,943

		$642,943

See notes to financial statements

Tax-Managed Small-Cap Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Household Products — 2.2%

Church & Dwight Co., Inc.	57,440	$3,125,310

		$3,125,310

Insurance — 4.6%

Fidelity National Financial, Inc., Class A	133,550	$2,421,261
HCC Insurance Holdings, Inc.	81,460	1,948,523
Markel Corp.(1)	7,350	2,109,450

		$6,479,234

IT Services — 3.8%

Euronet Worldwide, Inc.(1)	208,470	$3,373,045
SAIC, Inc.(1)	113,740	2,058,694

		$5,431,739

Machinery — 3.1%

Astec Industries, Inc.(1)	72,670	$2,239,689
Valmont Industries, Inc.	32,790	2,091,346

		$4,331,035

Metals & Mining — 1.5%

IAMGOLD Corp.	267,220	$2,135,088

		$2,135,088

Multiline Retail — 2.9%

Big Lots, Inc.(1)	83,850	$2,317,614
Dollar Tree, Inc.(1)	40,990	1,735,517

		$4,053,131

Multi-Utilities — 1.5%

CMS Energy Corp.	174,570	$2,098,331

		$2,098,331

Oil, Gas & Consumable Fuels — 6.3%

Forest Oil Corp.(1)	41,520	$664,320
Goodrich Petroleum Corp.(1)	83,180	1,907,317
Petrohawk Energy Corp.(1)	144,030	3,399,108
Range Resources Corp.	41,535	1,660,154
Walter Energy, Inc.	53,170	1,212,276

		$8,843,175

Personal Products — 3.2%

Chattem, Inc.(1)	41,710	$2,290,296
Mead Johnson Nutrition Co., Class A.(1)	79,590	2,248,418

		$4,538,714

Pharmaceuticals — 1.7%

Perrigo Co.	90,610	$2,348,611

		$2,348,611

Professional Services — 3.9%

Equifax, Inc.	36,000	$1,049,760
FTI Consulting, Inc.(1)	42,700	2,343,376
Robert Half International, Inc.	89,280	2,144,506

		$5,537,642

Real Estate Investment Trusts (REITs) — 0.0%

Walter Investment Management Corp.(1)	1	$7

		$7

Road & Rail — 3.0%

Kansas City Southern.(1)	110,460	$1,684,515
Landstar System, Inc.	73,270	2,609,145

		$4,293,660

Semiconductors & Semiconductor Equipment — 6.8%

Atheros Communications, Inc.(1)	144,390	$2,486,396
Intersil Corp., Class A	155,570	1,804,612
Micron Technology, Inc.(1)	153,460	748,885
ON Semiconductor Corp.(1)	439,540	2,382,307
Varian Semiconductor Equipment Associates, Inc.(1)	84,410	2,160,052

		$9,582,252

Software — 4.6%

Rosetta Stone, Inc.(1)	42,056	$1,259,577
Sybase, Inc.(1)	83,229	2,826,457
Synopsys, Inc.(1)	111,810	2,435,222

		$6,521,256

See notes to financial statements

Tax-Managed Small-Cap Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Specialty Retail — 3.3%

Advance Auto Parts, Inc.	65,830	$2,880,063
Hibbett Sports, Inc.(1)	33,660	701,811
Jo-Ann Stores, Inc.(1)	58,140	1,065,125

		$4,646,999

Textiles, Apparel & Luxury Goods — 1.7%

Hanesbrands, Inc.(1)	147,903	$2,434,483

		$2,434,483

Trading Companies & Distributors — 1.7%

GATX Corp.	79,124	$2,382,424

		$2,382,424

Total Common Stocks
(identified cost $137,554,536)		$136,963,177

Private Placements — 0.0%

Security	Shares	Value

Metals & Mining — 0.0%

Nevada Pacific Mining Co.(1)(2)(3)	80,000	$28,000

		$28,000

Total Private Placements
(identified cost $80,000)		$28,000

Special Warrants — 0.1%

Security	Shares	Value

Metals & Mining — 0.1%

Western Exploration and Development, Ltd.(1)(2)(3)	600,000	$90,000

		$90,000

Total Special Warrants
(identified cost $480,000)		$90,000

Short-Term Investments — 3.1%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(4)	$4,380	$4,380,091

Total Short-Term Investments
(identified cost $4,380,091)		$4,380,091

Total Investments — 100.1%
(identified cost $142,494,627)		$141,461,268

Other Assets, Less Liabilities — (0.1)%		$(110,867)

Net Assets — 100.0%		$141,350,401

(1)	Non-income producing security.

(2)	Restricted security.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Tax-Managed Small-Cap Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $138,114,536)	$137,081,177
Affiliated investment, at value (identified cost, $4,380,091)	4,380,091
Dividends receivable	97,832
Interest receivable from affiliated investment	314

Total assets	$141,559,414

Liabilities

Payable to affiliate for investment adviser fee	$69,015
Payable for investments purchased	48,386
Payable to affiliate for Trustees’ fees	540
Due to custodian	46,264
Accrued expenses	44,808

Total liabilities	$209,013

Net Assets applicable to investors’ interest in Portfolio	$141,350,401

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$142,383,760
Net unrealized depreciation (computed on the basis of identified cost)	(1,033,359)

Total	$141,350,401

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Dividends	$656,593
Interest income allocated from affiliated investment	29,123
Expenses allocated from affiliated investment	(12,165)

Total investment income	$673,551

Expenses

Investment adviser fee	$405,400
Trustees’ fees and expenses	3,365
Custodian fee	53,248
Legal and accounting services	25,983
Miscellaneous	6,311

Total expenses	$494,307

Net investment income	$179,244

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$(48,945,974)

Net realized loss	$(48,945,974)

Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$38,018,915

Net change in unrealized appreciation (depreciation)	$38,018,915

Net realized and unrealized loss	$(10,927,059)

Net decrease in net assets from operations	$(10,747,815)

See notes to financial statements

Tax-Managed Small-Cap Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income (loss)	$179,244	$(507,854)
Net realized gain (loss) from investment and foreign currency transactions	(48,945,974)	5,110,744
Net change in unrealized appreciation (depreciation) of investments	38,018,915	(89,195,076)

Net decrease in net assets from operations	$(10,747,815)	$(84,592,186)

Capital transactions —
Contributions	$18,816,111	$92,270,609
Withdrawals	(23,860,408)	(38,574,422)

Net increase (decrease) in net assets from capital transactions	$(5,044,297)	$53,696,187

Net decrease in net assets	$(15,792,112)	$(30,895,999)

Net Assets

At beginning of period	$157,142,513	$188,038,512

At end of period	$141,350,401	$157,142,513

See notes to financial statements

Tax-Managed Small-Cap Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2009
	(Unaudited)		2008	2007	2006		2005		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)	0.77	%(2)	0.74%	0.74%	0.74	%(3)	0.74	%(3)	0.75%
Net investment income (loss)	0.27	%(2)	(0.27)%	(0.22)%	0.01%		(0.34)%		(0.50)%
Portfolio Turnover	51	%(5)	93%	78%	99%		223%		282%

Total Return	(5.81	)%(5)	(34.33)%	29.67%	22.33%		9.52%		(1.05	)%(4)

Net assets, end of period (000’s omitted)	$141,350		$157,143	$188,039	$159,050		$153,121		$180,777

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% and 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, respectively).

(4)	The Portfolio’s net increase from payments by affiliate and net gains (losses) realized on the disposal of investments purchased which did not meet the Portfolio’s investment guidelines had no effect on total return for the year ended October 31, 2004.

(5)	Not annualized.

See notes to financial statements

Tax-Managed Small-Cap Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 72.8% and 27.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

Tax-Managed Small-Cap Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $417,001 of which $11,601 was allocated from Cash Management and $405,400 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.625% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to

Tax-Managed Small-Cap Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $67,517,730 and $71,494,663, respectively, for the six months ended April 30, 2009.

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,133,789

Gross unrealized appreciation	$14,417,378
Gross unrealized depreciation	(16,089,899)

Net unrealized depreciation	$(1,672,521)

5   Restricted Securities

At April 30, 2009, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Private Placements

Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$28,000

			$80,000	$28,000

Special Warrants

Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$90,000

			$480,000	$90,000

Total Restricted Securities				$118,000

6   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

7   Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2009, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $46,264.

8   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Small-Cap Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$141,343,268
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	118,000

Total		$141,461,268

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$236,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(118,000)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of April 30, 2009	$118,000

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*	$(118,000)

*	Amount is included in the related amount on investments in the Statement of Operations.

Eaton Vance Tax-Managed Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance Tax-Managed Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Tax-Managed Small-Cap Portfolio (formerly, Tax-Managed Small-Cap Growth Portfolio) (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (formerly, Eaton Vance Tax-Managed Small-Cap Growth Fund) (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Tax-Managed Small-Cap Fund

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the Portfolio advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund and the Portfolio to continue to share such benefits equitably.

Eaton Vance Tax-Managed Small-Cap Fund

OFFICERS AND TRUSTEES

Eaton Vance Tax-Managed Small-Cap Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Tax-Managed Small-Cap Fund

OFFICERS AND TRUSTEES CONT’D

Tax-Managed Small-Cap Portfolio

Officers Duncan W. Richardson President Nancy B. Tooke Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser of Tax-Managed Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Tax-Managed Small-Cap Fund
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

130-6/09	MGSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:    June 15, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:    June 15, 2009

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:    June 15, 2009